Cover	Dec. 19, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2022
Entity File Number	001-39489
Entity Registrant Name	Tailwind Acquisition Corp.
Entity Central Index Key	0001814215
Entity Tax Identification Number	85-1288435
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1545 Courtney Ave
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	646
Local Phone Number	432-0610
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Common Stock, $0.0001 par value, and one half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Common Stock, $0.0001 par value, and one half of one redeemable warrant
Trading Symbol	TWND.U
Security Exchange Name	NYSEAMER
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock included as part of the units
Trading Symbol	TWND
Security Exchange Name	NYSEAMER
Redeemable Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Shares Of Classa Common Stock At Exercise Price Of 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units
Trading Symbol	TWND WS
Security Exchange Name	NYSEAMER